Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Leases1 [Abstract]
Future Aggregate Minimum Lease Payments for non-cancellable Service agreements and low value or short-lived Lease Rentals	on-cancellable service agreements and lease rentals for short-lived and low-value assets are payable as follows:

	As at December 31, 2020	As at December 31, 2019
	€m	€m
Less than one year	1.9	2.1
Between one and three years	3.5	3.6
Between three and five years	2.0	1.9
More than five years	0.1	—
Total	7.5	7.6